Stock-based Compensation (VIDP) (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average grant date fair value
Closing stock price	CAD 103.65
Remittance of stock-based award participants' withholding tax obligation	CAD 57	CAD 44	CAD 2
Voluntary Incentive Deferral Plan [Member] | DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's additional grant percentage of elected amount	25.00%
The number of years in the plan period over which the additional units will vest	4 years
Voluntary Incentive Deferral Plan [Member] | Equity Settled Awards [Member] | DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period	CAD 1	CAD 1	1
Roll forward of outstanding DSUs
Units outstanding at beginning of period	1.5
Granted	0.1
Vested	0.0
Settled	(0.5)
Units outstanding at end of period	1.1	1.5
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period	CAD 76.54
Weighted-average grant date fair value of units granted in period	93.85
Weighted-average grant date fair value of units vested in period	97.23
Weighted-average grant date fair value of units settled in period	76.54
Weighted-average grant date fair value at end of period	CAD 77.81	CAD 76.54
Grant date fair value	CAD 4
Aggregate intrinsic value of share units outstanding	CAD 105
Units settled	0.3
Remittance of stock-based award participants' withholding tax obligation	CAD 27
Voluntary Incentive Deferral Plan [Member] | Cash Settled Awards [Member] | DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of the method used for calculating number of awards under the plan	For cash settled DSUs, the number of DSUs received by each participant is calculated using the Company’s average closing share price for the 20 trading days prior to and including the date of the incentive payment.
Fair value of awards vested during the period	CAD 0	CAD 0	CAD 0
Roll forward of outstanding DSUs
Units outstanding at beginning of period	0.3
Granted	0.0
Vested	0.0
Settled	(0.1)
Units outstanding at end of period	0.2	0.3
Weighted-average grant date fair value
Stock-based compensation liability outstanding	CAD 30	CAD 35
Closing stock price	CAD 103.65